Note 11 - Discontinued Operations	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale and discontinued operations [text block]
11.	DISCONTINUED OPERATIONS

In
March 2019,
Just Energy formally approved and commenced the process to dispose of its businesses in Germany, Ireland and Japan. In
June 2019,
as part of the Company’s Strategic Review, the U.K. was added to the disposal group. The decision was part of a strategic transition to focus on the core business in North America. As at
September 30, 2019,
these operations were classified as a disposal group held for sale and as discontinued operations. In the past, these operations were reported under the Consumer segment while a portion of the U.K. was allocated to the Commercial segment. Just Energy’s results for the prior fiscal period reported throughout this interim condensed consolidated financial statements has been adjusted to reflect continuing operation results and figures with respect to these discontinued operations. The tax impact on the discontinued operations is minimal.

Subsequent to the period ended
September 30, 2019,
the Company reached agreements with buyers for its operations in the UK and Ireland. Refer to Note
22
for further details.

The results of the discontinued operations are presented below for the three
and
six
months ended
September 30:

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2019	2018	2019	2018
Sales	$133,085	$152,534	$301,198	$326,476
Cost of sales	118,298	128,217	270,708	281,221
Gross margin	14,787	24,317	30,490	45,255
Expenses
Administrative, selling and operating expenses	26,308	23,507	64,431	50,378
Operating profit (loss)	(11,521)	810	(33,941)	(5,123)
Finance costs	(691)	-	(2,049)	(27)
Change in fair value of derivative instruments and other	2,711	38,496	20,311	70,381
Other income (loss)	(234)	83	645	41
Profit (loss) from discontinued operations before the undernoted	(9,735)	39,389	(15,034)	65,272
Provision for (recovery of) income taxes	74	6,504	(36)	9,782
PROFIT (LOSS) FROM DISCONTINUED OPERATIONS	$(9,809)	$32,885	$(14,998)	$55,490

Cash inflow (outflow) from operating activities	$70,577	$(135,616)	$71,449	$(104,647)
Cash inflow (outflow) from investing activities	$5,447	$1,292	$7,181	$(1,369)
Cash inflow (outflow) from financing activities	$(30,231)	$120,224	$(48,900)	$96,610

Assets and liabilities of the discontinued operations classified as held for sale as at
September 30, 2019
were:

ASSETS
Current assets
Cash and cash equivalents	$18,428
Current trade and other receivables	139,033
Income taxes recoverable	1,214
Other current assets	42,677
201,352
Non-current assets
Property and equipment	3,245
Intangible assets	23,977
ASSETS CLASSIFIED AS HELD FOR SALE	$228,574

Liabilities
Current liabilities
Trade and other payables	$177,892
Deferred revenue	34,166
Other current liabilities	18,896
230,954
Non-current liabilities
Other non-current liabilities	4,253

LIABILITIES RELATING TO ASSETS CLASSIFIED AS HELD FOR SALE	$235,207